10. FAIR VALUE MEASUREMENTS (Details 1) - $ / shares		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 30, 2017	Sep. 30, 2017	Dec. 31, 2016
Volatility		72.50%	80.00%
Warrant G
Volatility	[1]		71.20%	63.60%
Expected term (years)			3 months 29 days	1 year 29 days
Risk free interest rate			1.107%	0.879%
Common stock price			$ 8.4	$ 12.00
Exercise price			$ 9.22	$ 10.00
Warrant H
Volatility	[1]		67.00%	79.10%
Expected term (years)			1 year 3 months 29 days	2 years 29 days
Risk free interest rate			1.363%	1.223%
Common stock price			$ 8.4	$ 12.00
Exercise price			$ 9.22	$ 12.00
Warrant I
Volatility	[1]		76.30%	70.80%
Expected term (years)			2 years 3 months 29 days	3 years 29 days
Risk free interest rate			1520.00%	1.489%
Common stock price			$ 8.4	$ 12.00
Exercise price			$ 9.22	$ 14.00
Warrant J
Volatility	[1]			65.80%
Expected term (years)				4 years
Risk free interest rate				1.699%
Common stock price				$ 12.00
Exercise price				$ 0.03
Warrant K
Volatility	[1]			65.80%
Expected term (years)				4 years
Risk free interest rate				1.699%
Common stock price				$ 12.00
Exercise price				$ 0.03

[1]	"Level 3" input.